Leases (Details) - Schedule of operating leases within the consolidated balance sheets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Operating Leases With in the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 344
Lease liabilities - current	315
Lease liabilities – non-current
Total operating lease liabilities	$ 315